SEMI-ANNUAL REPORT

MARCH 31, 1998

THE ROCKLAND GROWTH FUND
RETAIL CLASS
INSTITUTIONAL CLASS

ROCKLAND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 1998 (UNAUDITED)

ASSETS:
  Investments, at value (cost $10,110,496)                    $12,910,790
  Receivable for investments sold                                 378,887
  Receivable for capital shares sold                               43,853
  Dividends and interest receivable                                   764
  Organizational expenses, net of accumulated amortization         24,996
  Other assets                                                     21,202
                                                              -----------
        Total Assets                                           13,380,492
                                                              -----------
LIABILITIES:
  Payable for investments purchased                               443,778
  Payable to Adviser                                                7,087
  Accrued expenses and other liabilities                           54,353
                                                              -----------
        Total Liabilities                                         505,218
                                                               -----------
NET ASSETS                                                     $12,875,274
                                                               -----------
                                                               -----------
NET ASSETS CONSIST OF:
  Capital stock                                                $10,605,341
  Accumulated undistributed net investment loss                    (94,016)
  Accumulated undistributed net realized
     loss on investments sold                                     (436,345)
  Net unrealized appreciation (depreciation) on investments      2,800,294
                                                               -----------
        Total Net Assets                                       $12,875,274
                                                               -----------
                                                               -----------
RETAIL CLASS:
  Net assets                                                   $ 1,393,285
  Shares of beneficial interest outstanding
     (unlimited shares of $.001 par value authorized)              105,168
  Net asset value and redemption price per share                $    13.25
                                                               -----------
                                                               -----------
  Maximum offering price per share                              $    13.66
                                                               -----------
                                                               -----------
INSTITUTIONAL CLASS:
  Net assets                                                   $11,481,989
  Shares of beneficial interest outstanding
     (unlimited shares of $.001 par value authorized)              864,762
  Net asset value, redemption price and
     offering price per share                                   $    13.28
                                                               -----------
                                                               -----------

See notes to the financial statements.

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of $34)      $  1,417
  Interest income                                                3,868
                                                           -----------
     Total investment income                                     5,285
                                                           -----------
EXPENSES:
  Investment advisory fee                                       56,938
  Administration fee                                            21,203
  Shareholder servicing and accounting costs                    27,245
  Custody fees                                                  10,192
  Federal and state registration                                 9,188
  Professional fees                                             13,650
  Reports to shareholders                                        2,730
  Directors' fees and expenses                                   1,456
  Amortization of organizational expenses                        3,458
  Distribution expenses -- Retail Class                          1,360
  Other                                                          7,007
                                                           -----------
     Total operating expenses before reimbursement             154,427
  Less:   Reimbursement from Adviser                           (53,426)
                                                           -----------
     Total expenses                                            101,001
                                                           -----------
NET INVESTMENT LOSS                                            (95,716)
                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
     Long transactions                                        (154,755)
     Short transactions                                          7,005
  Change in unrealized appreciation on investments            (331,414)
                                                           -----------
  Net realized and unrealized loss on investments             (479,164)
                                                           -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  (574,880)
                                                           -----------
                                                           -----------
See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months         December 2, 1996(1) <F1>
                                                                                       ended                     through
                                                                                   March 31, 1998          September 30, 1997
                                                                                   _____________            _________________
                                                                                    (Unaudited)
OPERATIONS:
     Net investment loss                                                        $      (95,716)            $       (60,498)
     Net realized gain (loss) on:
          Long transactions                                                           (154,755)                     54,223
          Short transactions                                                             7,005                           -
     Change in unrealized appreciation on investments                                 (331,414)                  3,131,708
                                                                                  ------------                ------------
     Net increase (decrease) in net assets resulting from operations                  (574,880)                  3,125,433
                                                                                  ------------                ------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                       1,958,163                   8,838,306
     Shares issued to holders in reinvestment of dividends                             270,117                       2,509
     Cost of shares redeemed                                                          (227,050)                   (182,299)
                                                                                  ------------                ------------
     Net increase in net assets resulting from capital share transactions            1,951,230                   8,658,516
                                                                                  ------------                ------------
DISTRIBUTIONS TO SERIES RETAIL
  SHAREHOLDERS FROM NET REALIZED GAINS                                                 (26,286)                          -
                                                                                  ------------                ------------
DISTRIBUTIONS TO SERIES INSTITUTIONAL
  SHAREHOLDERS:
     In excess of net investment income                                                      -                      (3,001)
     From net realized gains                                                          (255,738)                          -
                                                                                  ------------                ------------
                                                                                      (255,738)                     (3,001)
                                                                                  ------------                ------------
NET INCREASE IN NET ASSETS                                                           1,094,326                  11,780,948
NET ASSETS:
     Beginning of period                                                            11,780,948                           0
                                                                                  ------------                ------------
     End of period                                                                 $12,875,274                 $11,780,948
                                                                                  ------------                ------------
                                                                                  ------------                ------------


     (1) <F1>  Commencement of operations.

See notes to the financial statements.


FINANCIAL HIGHLIGHTS
                                                                              Six Months                  December 2, 1996(1)<F2>
                                                                                ended                            through
                                                                            March 31, 1998                  September 30, 1997
                                                                      --------------------------        -------------------------
                                                                             (Unaudited)
                                                                       Retail       Institutional         Retail    Institutional
                                                                       Class            Class                Class        Class
                                                                      -------       ------------           --------   -----------
Per Share Data:
Net asset value, beginning of period                                 $ 14.42          $ 14.43               $ 10.00      $ 10.00
                                                                    --------         --------              --------     --------
Income from investment operations:
   Net investment loss (7)<F8>                                         (0.12)           (0.10)                (0.15)       (0.11)
   Net realized and unrealized
     losses on investments                                             (0.73)           (0.73)                 4.57         4.56
                                                                    --------         --------              --------     --------
               Total from investment operations                        (0.85)           (0.83)                 4.42         4.45
                                                                    --------         --------              --------     --------
Less distributions:
   Dividends in excess of net investment income                           --               --                    --        (0.02)
   Distributions from net realized gains                               (0.32)           (0.32)                   --           --
                                                                    --------         --------              --------     --------
               Total distributions                                     (0.32)           (0.32)                   --        (0.02)
                                                                    --------         --------              --------     --------
Net asset value, end of period                                       $ 13.25          $ 13.28               $ 14.42      $ 14.43
                                                                    --------         --------              --------     --------
                                                                    --------         --------              --------     --------
Total return (2)<F3>(3)<F4>                                            (5.62%)          (5.48%)               44.20%       44.53%
Supplemental data and ratios:
   Net assets, end of period                                      $1,393,285      $11,481,989              $921,991  $10,858,957
   Ratio of operating expenses to
     average net assets (4)<F5>(5)<F6>                                  2.00%            1.75%                 2.00%        1.75%
   Ratio of net investment loss to
     average net assets (4)<F5>(5)<F6>                                 (1.91%)          (1.66%)               (1.36%)      (1.11%)
   Portfolio turnover rate (6)<F7>                                     91.10%           91.10%               204.05%      204.05%
   Average commission rate paid (6)<F7>                              $0.0510          $0.0510               $0.0509      $0.0509

(1)<F2>  Commencement of operations.
(2)<F3>  Not annualized for the six months ended March 31, 1998 or the period
         December 2, 1996 through September 30, 1997.
(3)<F4>  The total return does not reflect the 3% front-end sales charge for the Retail Class.
(4)<F5>  Annualized for the six months ended March 31, 1998 and the period
         December 2, 1996 through September 30, 1997.
(5)<F6>  Without expense reimbursements of $53,426 and $120,419 for the six months ended March 31, 1998 and the period  December 2, 1996 through September
         30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.94% and 4.23% for the Retail class and 2.69% and 3.98% for the
         Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.85%) and (3.60%) for the Retail class and (2.60%)
         and (3.35%) for the Institutional class, respectively.
(6)<F7>  Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)<F8>  Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the six months ended  March 31, 1998 and the period December 2, 1996 through
         September 30, 1997.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS -- MARCH 31, 1998 (UNAUDITED)

   SHARES                                                                 VALUE
   ------                                                                -------

          COMMON STOCKS -- 99.3%
          BUSINESS SERVICES -- 8.9%
 9,000    AHL Services, Inc. *<F9>                                   $   293,625
13,000    Group Maintenance America Corp. *<F9>                          220,187
 8,000    Mail-Well, Inc. *<F9>                                          303,000
 3,000    Metzler Group, Inc. *<F9>                                      149,250
 8,000    Personnel Group of America, Inc. *<F9>                         182,000
                                                                     -----------
                                                                       1,148,062
                                                                     -----------

          COMPUTERS -- 10.7%
 9,000    Apex PC Solutions, Inc. *<F9>                                  241,875
 6,000    Aris Corporation *<F9>                                         178,500
 2,000    AXENT Technologies, Inc. *<F9>                                  61,000
11,000    Cybex Computer Products Corporation *<F9>                      358,187
 8,000    Equinox Systems, Inc. *<F9>                                    171,000
12,000    NeoMagic Corporation *<F9>                                     226,500
16,000    Procom Technology, Inc. *<F9>                                  134,000
                                                                     -----------
                                                                       1,371,062
                                                                     -----------

          CONSUMER PRODUCTS -- 1.9%
 7,000    First Years Inc.                                               245,875
                                                                     -----------

          DISTRIBUTION -- 0.7%
 4,500    CHS Electronics, Inc. *<F9>                                     84,375
                                                                     -----------

          ELECTRONICS -- 7.3%
 8,000    AFC Cable Systems, Inc. *<F9>                                  311,000
15,000    Checkpoint Systems, Inc. *<F9>                                 318,750
 6,000    Encore Wire Corporation *<F9>                                  194,250
10,000    OSI Systems, Inc. *<F9>                                        116,250
                                                                     -----------
                                                                         940,250
                                                                     -----------

          ENTERTAINMENT & LEISURE -- 3.4%
 2,000    Regal Cinemas, Inc. *<F9>                                       60,000
 9,000    United Video Satellite Group, Inc. *<F9>                       382,500
                                                                     -----------
                                                                         442,500
                                                                     -----------

          FINANCIAL SERVICES -- 1.0%
 5,000    E*TRADE Group, Inc. *<F9>                                      124,687
                                                                     -----------

          FOOD, BEVERAGES & TOBACCO -- 2.3%
 3,000    Beringer Wine Estates Holdings, Inc. *<F9>                     154,875
10,000    Gardenburger, Inc. *<F9>                                       136,250
                                                                     -----------
                                                                         291,125
                                                                     -----------

          HEALTH CARE -- 3.6%
 9,000    AmeriPath, Inc. *<F9>                                          165,937
 5,000    Assisted Living Concepts, Inc. *<F9>                           108,125
 6,000    Medirisk, Inc. *<F9>                                           127,500
 3,000    SteriGenics International, Inc. *<F9>                           66,000
                                                                     -----------
                                                                         467,562
                                                                     -----------

          INTERNET -- 8.0%
 2,000    America Online, Inc. *<F9>                                     136,625
 3,000    CDnow, Inc. *<F9>                                               72,000
 3,000    Excite, Inc. *<F9>                                             152,812
 5,000    Infoseek Corporation *<F9>                                      90,313
 2,000    Lycos, Inc. *<F9>                                               88,500
 7,000    ONSALE, Inc. *<F9>                                             217,000
 3,000    Yahoo! Inc. *<F9>                                              277,313
                                                                     -----------
                                                                       1,034,563
                                                                     -----------

          OIL & GAS SERVICES -- 2.0%
 7,000    BJ Services Company *<F9>                                      255,062
                                                                     -----------

          RESTAURANTS -- 3.8%
 7,500    Dave & Buster's, Inc. *<F9>                                    203,437
 6,000    Logan's Roadhouse, Inc. *<F9>                                  135,750
 3,000    Papa John's International, Inc. *<F9>                          115,125
 5,000    Taco Cabana, Inc. *<F9>                                         34,375
                                                                     -----------
                                                                         488,687
                                                                     -----------

          RETAIL -- 3.9%
 8,000    dELiA*s Inc. *<F9>                                             192,000
 3,000    Just For Feet, Inc. *<F9>                                       61,125
11,000    White Cap Industries, Inc. *<F9>                               253,000
                                                                     -----------
                                                                         506,125
                                                                     -----------

          SEMICONDUCTORS -- 7.4%
 7,000    Maxim Integrated Products, Inc. *<F9>                          255,063
 7,000    PMC-Sierra, Inc. *<F9>                                         266,000
 2,000    QLogic Corporation *<F9>                                        71,000
15,000    TranSwitch Corporation *<F9>                                   173,438
 4,000    Vitesse Semiconductor Corporation *<F9>                        188,625
                                                                     -----------
                                                                         954,126
                                                                     -----------

          SOFTWARE -- 23.4%
10,000    Acclaim Entertainment, Inc. *<F9>                               66,250
10,000    Alydaar Software Corporation *<F9>                             175,625
15,000    Ansoft Corporation *<F9>                                       210,937
 3,000    BEA Systems, Inc. *<F9>                                         84,375
 8,000    Best Software, Inc. *<F9>                                      121,000
 8,000    Check Point Software Technologies Ltd. *<F9>                   365,500
12,000    Concord Communications, Inc. *<F9>                             313,500
12,000    Datastream Systems, Inc. *<F9>                                 265,500
 7,000    Eidos PLC -- ADR *<F9>                                         132,125
 5,000    Information Management Resources, Inc. *<F9>                   294,375
 5,000    Legato Systems, Inc. *<F9>                                     296,875
 8,000    Mercury Interactive Corporation *<F9>                          292,000
 1,000    Rogue Wave Software, Inc. *<F9>                                 15,063
 3,000    Sanchez Computer Associates, Inc. *<F9>                         61,688
 8,000    Summit Design, Inc. *<F9>                                      119,000
 7,000    3Dfx Interactive, Inc. *<F9>                                   197,750
                                                                     -----------
                                                                       3,011,563
                                                                     -----------

          TELECOMMUNICATIONS -- 8.6%
 6,000    Brightpoint, Inc. *<F9>                                        103,125
 2,000    Coherent Communications Systems Corporation *<F9>               92,250
14,000    NACT Telecommunications, Inc. *<F9>                            309,750
11,000    Orckit Communications Ltd. *<F9>                               202,813
 5,000    Positron Fiber Systems Corporation *<F9>                        38,438
15,000    Yurie Systems, Inc. *<F9>                                      362,813
                                                                     -----------
                                                                       1,109,189
                                                                     -----------

          TEXTILES & APPAREL -- 2.4%
 6,000    WestPoint Stevens, Inc. *<F9>                                  171,750
 5,000    Wolverine World Wide, Inc.                                     141,250
                                                                     -----------
                                                                         313,000
                                                                     -----------

          TOTAL COMMON STOCKS (Cost $9,987,519)                       12,787,813
                                                                     -----------
PRINCIPAL
  AMOUNT
---------
          SHORT-TERM INVESTMENTS -- 1.0%
          VARIABLE RATE DEMAND NOTES #<F10> -- 1.0%
$69,927   Johnson Controls, Inc., 5.2925%                                 69,927
 53,050   Pitney Bowes, Inc., 5.2925%                                     53,050
                                                                     -----------

          TOTAL SHORT-TERM INVESTMENTS (Cost $122,977)                   122,977
                                                                     -----------

          TOTAL INVESTMENTS -- 100.3% (COST OF $10,110,496)           12,910,790
          Liabilities, Less Other Assets -- (0.3%)                       (35,516)
                                                                     -----------

          TOTAL NET ASSETS -- 100.0%                                 $12,875,274
                                                                     -----------
                                                                     -----------

     *<F9>    Non-income producing security.
     #<F10>   Variable rate demand notes are considered short-term
              obligations and are payable on demand.Interest rates change periodically on specified dates.  The rates listed are as of
              March 31, 1998.

See notes to the financial statements.


NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 1998 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a
Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic companies. The
Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

    The Fund has issued two classes of shares: Retail and Institutional. The
Retail shares are subject to a 0.25% 12b-1 fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 3% of the offering price or 3.09% of the net asset value. Each class of shares has identical rights and privileges except with respect to 12b-1 fees paid by Retail shares and voting rights on matters affecting a single class of shares.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required. Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated undistributed net investment income has been increased and capital stock has been decreased by an equal amount.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Temporary differences are primarily the result of wash sales treatment for tax reporting purposes.

          During the period, ended September 30, 1997, $54,223 of net short-term gains recognized by the Fund were used as an offset against the net operating loss for tax purposes, and thus, were reclassified from net investment loss to accumulated net realized gains.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and distributed in December.

          On December 31, 1996, a dividend of $3,001 was paid to Institutional shareholders of record on December 30, 1996. There were no Retail shareholders as of the record date.

     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the six months ending
March 31, 1998 were as follows:


                                                       $            SHARES
                                                    ------         -------
 RETAIL SHARES:
 Shares sold                                      $   528,542        40,530
 Shares issued to holders in
   reinvestment of dividends                           24,156         2,074
 Shares redeemed                                      (15,706)       (1,385)
                                                  -----------    ----------
 Net increase                                     $   536,992        41,219
                                                  -----------
                                                  -----------
 SHARES OUTSTANDING:
 Beginning of period                                                 63,949
                                                                 ----------
 End of period                                                      105,168
                                                                 ----------
                                                                 ----------
 INSTITUTIONAL SHARES:
 Shares sold                                      $1,429,621        113,480
 Shares issued to holders in
   reinvestment of dividends                         245,961         21,094
 Shares redeemed                                    (261,344)       (22,510)
                                                  -----------    ----------
 Net increase                                     $1,414,238        112,064
                                                  -----------
                                                  -----------
 SHARES OUTSTANDING:
 Beginning of period                                                752,698
                                                                 ----------
 End of period                                                      864,762
                                                                 ----------
                                                                 ----------
 TOTAL INCREASE                                   $1,951,230        969,930
                                                  -----------    ----------
                                                  -----------    ----------

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 1998, were $11,789,881 and $10,502,111, respectively.

     At March 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

 Appreciation                                        $2,936,509
 (Depreciation)                                        (159,373)
                                                    -----------
     Net appreciation on investments                 $2,777,136
                                                    -----------
                                                    -----------

     At March 31, 1998, the cost of investments for federal income tax purposes was $10,133,654.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory
Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to insure that the total operating expenses do not exceed 2.00% and 1.75% of the Fund's average daily net assets for the Retail class and Institutional class, respectively.

     Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

5.   SHORT POSITIONS

     As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short.

6.   DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the
"Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis.
Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. The Fund has paid $984 pursuant to the Plan for the six months ended march
31, 1998.

TRUSTEES
Mr. Charles Cruice
Mr. Richard Gould
Dr. Peter Utsinger
Mr. Robert Harrison
Mr. Richard Vague

OFFICERS
Mr. Charles Cruice, President
Mr. Richard Gould, Treasurer
Mr. Jeffrey Rugen, Secretary

INVESTMENT ADVISOR
Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732

CUSTODIAN, ADMINISTRATOR,
TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT
Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202



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